Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

5. Segment information

There are two reportable segments, R&D and fee-for-service business.

Segment information for year 2019

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€834,901	€10,084		€844,985
Internal revenue		6,742	€(6,742)
Other income	50,905	—		50,905
Revenues & other income	885,806	16,826	(6,742)	895,890

Segment result	407,464	1,125		408,589
Unallocated expenses (1)				(38,297)
Operating income				370,292
Financial (expenses)/income				(220,233)
Result before tax				150,060
Income taxes				(214)
Net income				€149,845
(1)	The unallocated expenses of €38,297 thousand comprise warrant costs.

Segment information for year 2018

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€278,666	€10,170		€288,836
Internal revenue		8,508	€(8,508)
Other income	29,000	9		29,009
Revenues & other income	307,666	18,687	(8,508)	317,845

Segment result	(19,734)	1,751		(17,983)
Unallocated expenses (1)				(26,824)
Operating loss				(44,807)
Financial (expenses)/income				15,598
Result before tax				(29,209)
Income taxes				(50)
Net loss				€(29,259)
(1)	The unallocated expenses of €26,824 thousand principally comprise of €26,757 thousand of warrant costs.

Segment information for year 2017

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€118,262	€8,825		€127,087
Internal revenue		5,104	€(5,104)
Other income	28,815	15		28,830
Revenues & other income	147,077	13,945	(5,104)	155,918

Segment result	(73,610)	86		(73,524)
Unallocated expenses (1)				(16,278)
Operating loss				(89,802)
Financial (expenses)/income				(25,705)
Result before tax				(115,507)
Income taxes				(198)
Net loss				€(115,704)
(1)	The unallocated expenses of €16,278 thousand principally comprise of €16,536 thousand of warrant costs.

Segment assets and liabilities are not information being provided to the chief operating decision maker on a recurring basis. This information is therefore not disclosed in our segment information.

GEOGRAPHICAL INFORMATION

In 2017, 2018 and 2019, our operations were mainly located in Belgium, Croatia, France and the Netherlands.

Following table summarizes the revenues by destination of customer:

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
North America	€795,605	€117,609	€82,050
Europe	49,018	171,113	45,037
Asia Pacific	362	114	—
Total	€844,985	€288,836	€127,087

Following table summarizes the revenues by major customers:

	Year ended December 31,
	2019		2018		2017
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
North America (1)	€793,873	94%	€116,640	40%	€80,687	63%
Europe (1)	(4,570)	-1%	7,793	3%
AbbVie:
Europe	26,356	3%	89,936	31%	34,049	27%
Novartis:
Europe	19,177	2%	55,218	19%
Les Laboratoires Servier:
Europe	—	0%	9,000	3%	67	0%
Total revenues from major customers	€834,836	99%	€278,587	96%	114,804	90%
(1)

Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

As of December 31, 2019, we held €203 million of non-current assets (€110 million in 2018; €89 million in 2017) distributed as follows:

•	Belgium: €133 million (€64 million in 2018; €47 million in 2017)
•	France: €54 million (€36 million in 2018; €34 million in 2017)
•	Croatia: €7 million (€5 million in 2018; €4 million in 2017)
•	The Netherlands: €8 million (€4 million in 2018; €4 million in 2017)
•	Switzerland: €1 million (nil in 2018 and 2017)

The increase in non-current assets in 2019 as compared to 2018 was mainly explained by (i) an increase in property, plant & equipment explained by new acquisitions in 2019 but also by the recognition of right-of-use assets following the adoption of IFRS 16 Leases, (ii) an increase in intangible assets due to new acquisitions and capitalization of contract costs linked to the collaboration agreement with Gilead, and (iii) an increase in non-current R&D incentives receivables (see note 16).